Subsequent Events Update (Unaudited) (Detail) (Covidien PLC, USD $)	Jul. 25, 2014	Oct. 03, 2014 Subsequent Event	Oct. 03, 2014 Unaudited [Member] Subsequent Event
Subsequent Event [Line Items]
Cash required to finance the cash component of transaction	$ 13,200,000,000	$ 16,000,000,000	$ 16,000,000,000